AGE ANALYSIS OF PAST DUE FINANCING RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	$ 771	$ 872
Current	296,162	278,279
Total Financing Receivables	296,933	279,151	$ 269,968
Recorded Investment > 90 Days and Accruing	0	0
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	109	68
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	22	54
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	640	750
Commercial Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	242,916	225,508	216,298
Commercial Loan [Member] | Operating [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	538	673
Current	33,345	33,216
Total Financing Receivables	33,883	33,889
Recorded Investment > 90 Days and Accruing	0	0
Commercial Loan [Member] | Operating [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Commercial Loan [Member] | Operating [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Commercial Loan [Member] | Operating [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	538	673
Commercial Loan [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	21	0
Current	44,338	46,022
Total Financing Receivables	44,359	46,022
Recorded Investment > 90 Days and Accruing	0	0
Commercial Loan [Member] | Agricultural [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	21	0
Commercial Loan [Member] | Agricultural [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Commercial Loan [Member] | Agricultural [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Commercial Loan [Member] | Real Estate 1-4 Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	19	0
Current	46,558	40,476
Total Financing Receivables	46,577	40,476
Recorded Investment > 90 Days and Accruing	0	0
Commercial Loan [Member] | Real Estate 1-4 Family [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Commercial Loan [Member] | Real Estate 1-4 Family [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Commercial Loan [Member] | Real Estate 1-4 Family [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	19	0
Commercial Loan [Member] | Real Estate Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	105	69
Current	117,992	105,052
Total Financing Receivables	118,097	105,121
Recorded Investment > 90 Days and Accruing	0	0
Commercial Loan [Member] | Real Estate Other [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	37	33
Commercial Loan [Member] | Real Estate Other [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Commercial Loan [Member] | Real Estate Other [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	68	36
Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	23,944	22,183
Real Estate [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Current	5,583	4,214
Total Financing Receivables	5,583	4,214
Recorded Investment > 90 Days and Accruing	0	0
Real Estate [Member] | Construction [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Real Estate [Member] | Construction [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Real Estate [Member] | Construction [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Real Estate [Member] | Residential Real Estate Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	15	34
Current	18,346	17,935
Total Financing Receivables	18,361	17,969
Recorded Investment > 90 Days and Accruing	0	0
Real Estate [Member] | Residential Real Estate Other [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	20
Real Estate [Member] | Residential Real Estate Other [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	14
Real Estate [Member] | Residential Real Estate Other [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	15	0
Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	30,073	31,460	$ 34,864
Consumer Loan [Member] | Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	47	73
Current	18,003	18,113
Total Financing Receivables	18,050	18,186
Recorded Investment > 90 Days and Accruing	0	0
Consumer Loan [Member] | Equity [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	35	0
Consumer Loan [Member] | Equity [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	12	40
Consumer Loan [Member] | Equity [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	33
Consumer Loan [Member] | Auto [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Current	4,641	4,650
Total Financing Receivables	4,641	4,650
Recorded Investment > 90 Days and Accruing	0	0
Consumer Loan [Member] | Auto [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Consumer Loan [Member] | Auto [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Consumer Loan [Member] | Auto [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Consumer Loan [Member] | Consumer Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	26	23
Current	7,356	8,601
Total Financing Receivables	7,382	8,624
Recorded Investment > 90 Days and Accruing	0	0
Consumer Loan [Member] | Consumer Other [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	16	15
Consumer Loan [Member] | Consumer Other [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	10	0
Consumer Loan [Member] | Consumer Other [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	$ 0	$ 8